Debt (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Interest expense for lines of credit	$ 192,989	$ 2,659	$ 82,905	$ 542,296